Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 12 - Shareholders' Equity
Capital and reserves
On May 2, 2019, the Company's Board of Directors authorized and began implementation of a one-year share repurchase plan to repurchase up to $15 million of the Company's ordinary shares. On April 30, 2020 the Company's Board of Directors authorized another one-year share repurchase plan allowing the Company to invest up to $15 million to repurchase its ordinary shares. This plan has begun as the previously announced $15 million one-year share repurchase plan was completed. On April 29, 2021 the Company's Board of Directors authorized another one-year share repurchase plan allowing the Company to invest up to $15 million to repurchase its ordinary shares. This plan has begun as the previously announced $15 million one-year share repurchase plan was completed. Repurchases may be made in the open market and will be in accordance with applicable securities laws and regulations. The timing and amount of each repurchase transaction may depend on a variety of factors. The share repurchase plan does not obligate the Company to acquire any specific number of ordinary shares and may be suspended or terminated at any time at management’s discretion.
Share based compensation
A.
On October 21, 2013 the Board resolved to adopt the Global Share Incentive Plan (2013) (the "2013 Plan") and to reserve up to 500,000 ordinary shares for issuance under the 2013 Plan to employees, directors, officers and consultants of the Company or of any subsidiary or affiliate of the Company. In January 2018, our Board approved the increase of the number of ordinary shares reserved for issuance under the 2013 Plan by 600,000 additional ordinary shares. Grants under the 2013 Plan, whether as options, restricted stock units, restricted stock or other equity based awards, including their terms, are subject to the Board of Directors' approval. Grants to directors and certain other officers are generally subject to the approvals of the Compensation Committee as well as Board of Directors, and grants to directors or a CEO (and under certain circumstances certain other officers) will also have to be approved by the Shareholders.

B.
Options or RSUs granted to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards of options, or the ordinary shares issued upon their exercise, must be deposited with a trustee for at least two years following the date of grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

Capital gains on awards granted under the plans are subjected to tax of 25% to be paid by the employee, and the Company is not entitled to a tax deduction.

Gains which are not capital gains on awards under the plans are subjected to regular tax rates on individuals, and the Company is entitled to a tax deduction for such gains.

C.	During 2017, 2020 and 2022, the Company granted 78,000, 86,000 and 16,000 RSUs respectively to certain of its directors, employees and consultants under the 2013 Plan. In relation to those grants:
1.	The vesting period of the RSUs ranges between 2 to 3 years from the date of grant.

2.	The fair value of RSUs is estimated based on the market value of the Company’s stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting.

3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

	2017	2020	2022
Expected dividend yield	2.68%	0%	0%

D.	On January 31, 2019, the Company granted, in the aggregate, 141,928 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:
1.
The exercise price for the options (per ordinary share) was US$ 33.83 and the Option expiration date was the earlier to occur of: (a) January 31, 2027; and (b) the closing price of the shares falling below US$ 16.92 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.55%
Expected dividend yield	0.0%
Average expected volatility (b)	44.62%
Termination rate	9%
Suboptimal factor (c)	3.18

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

E.	On June 8, 2020, the Company granted, in the aggregate, 148,426 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:
1.
The exercise price for the options (per ordinary share) was US$ 32.54 and the Option expiration date was the earlier to occur of: (a) June 8, 2028; and (b) the closing price of the shares falling below US$ 16.27 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	0.75%
Expected dividend yield	0.0%
Average expected volatility (b)	45.29%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

F.	On June 3, 2021, the Company granted, in the aggregate, 133,925 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:
1.
The exercise price for the options (per ordinary share) was US$ 41.84 and the Option expiration date was the earlier to occur of: (a) June 3, 2029; and (b) the closing price of the shares falling below US$ 20.92 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:
Average Risk-free interest rate (a)	1.41%
Expected dividend yield	0.0%
Average expected volatility (b)	45.28%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

G.	On January 27, 2022, the Company granted, in the aggregate, 121,508 options to certain of its employees under the 2013 Plan. In relation to this grant:
1.
The exercise price for the options (per ordinary share) was US$ 47.98 and the Option expiration date was the earlier to occur of: (a) January 27, 2030; and (b) the closing price of the shares falling below US$ 23.99 at any time after the date of grant and remains in such price or in a lower price for a period of at least 30 days. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:
Average Risk-free interest rate (a)	1.79%
Expected dividend yield	0.0%
Average expected volatility (b)	44.38%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

H.	On June 7, 2022, the Company granted, in the aggregate, 26,666 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:
1.
The exercise price for the options (per ordinary share) was US$ 35.69 and the Option expiration date was the earlier to occur of: (a) June 7, 2030; and (b) the closing price of the shares falling below US$ 17.85 at any time after the date of grant and remains in such price or in a lower price for a period of at least 30 days. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:
Average Risk-free interest rate (a)	3.01%
Expected dividend yield	0.0%
Average expected volatility (b)	43.93%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

I.	On July 1, 2022, the Company granted, in the aggregate, 50,000 options to certain of its employee under the 2013 Plan. In relation to this grant:
1.

The exercise price for the options (per ordinary share) was US$ 34.90 and the Option expiration date was the earlier to occur of: (a) July 1, 2030; and (b) the closing price of the shares falling below US$ 17.45 at any time after the date of grant and remains in such price or in a lower price for a period of at least 30 days. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.91%
Expected dividend yield	0.0%
Average expected volatility (b)	44.02%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.

(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.

(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

J.	The following table summarizes information regarding stock options as at December 31, 2022:
	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

26.91	18,141	0.6	18,141	0.6

33.27	14,865	3.3	14,865	3.3

28.38	23,699	1.4	23,699	1.4

39.62	66,343	2.1	66,343	2.1

36.11	72,212	3.3	72,212	3.3

33.83	62,418	4.1	62,418	4.1

32.54	107,037	5.4	107,037	5.4

41.84	115,758	6.4	-	-

47.98	103,923	7.1	-	-

35.69	26,666	7.4	-	-

34.90	50,000	7.5	-	-

	661,062		364,715

The aggregate intrinsic value of options outstanding as of December 31, 2021 and 2022 is US$ 9,129 thousand and US$ 3,457 thousand, respectively.

The aggregate intrinsic value of options exercisable as of December 31, 2021 and 2022 is US$ 5,300 thousand and US$ 2,887 thousand, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2021 and 2022, is US$ 2,334 thousand and US$ 600 thousand, respectively.

K.	The stock option activity under the abovementioned plans is as follows:
			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2020	465,247

Granted	148,426	32.54	14.82
Exercised	(12,357)	22.38	8.63
Forfeited	(11,269)	33.93	14.56

Balance at December 31, 2020	590,047

Granted	133,925	41.84	16.62
Exercised	(132,702)	34.01	12.85
Forfeited	(11,749)	35.79	15.39

Balance at December 31, 2021	579,521

Granted	198,174	40.82	15.13
Exercised	(66,298)	33.09	13.21
Forfeited	(50,335)	41.67	15.75

Balance at December 31, 2022	661,062
Exercisable at December 31, 2022	364,715
L.	The Restricted Share Units activity under the abovementioned plans is as follows:
		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
		US$

Balance at January 1, 2020	39,000

Granted	86,000	35.33
Vested	(39,000)	34.43

Balance at December 31, 2020	86,000

Granted	-	-
Vested	-	-

Balance at December 31, 2021	86,000

Granted	16,000	43.02
Forfeited	(2,000)	35.33
Vested	(43,000)	35.33

Balance at December 31, 2022	57,000
The aggregate intrinsic value of RSUs outstanding as of December 31, 2021 and December 31, 2022 is US$ 4,438 thousand and US$ 2,403 thousand, respectively.

M.	During 2020, 2021 and 2022, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:
	Year ended December 31
	2020	2021	2022
	US$ thousands

Cost of sales	535	480	638
Research and development costs	959	1,011	1,454
Selling and marketing expenses	602	697	774
General and administrative expenses	615	674	711

	2,711	2,862	3,577
As of December 31, 2022, there were US$ 3,994 thousand of unrecognized compensation costs related to outstanding stock options and RSUs to be recognized over a weighted average period of 1.2 years.
The total tax benefit recognized in the consolidated statements of operations related to share based compensation expenses amounted to US$ 42 thousand and US$ 40 thousand for the year ended December 31, 2021 and December 31, 2022.